Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

The following are related party balances as of December 31, 2023 and 2022.

	2023	2022

Accounts receivable
Beijing Zhongzhe Yuantong Technology Co., Ltd.(1)	$-	$399,465
	$-	$399,465

	2023	2022

Due to related parties
Fengqi (Beijing) Zhineng Technology Co., Ltd.(2)	$-	$598
	$-	$598

The following are related party transactions for the years ended December 31, 2023, 2022 and 2021.

	2023	2022	2021

Cost of revenues
Fengqi (Beijing) Zhineng Technology Co., Ltd.(2)	$8,480	$11,830	$52,961
	$8,480	$11,830	$52,961

(1)	Beijing Zhongzhe Yuantong Technology Co., Ltd. (“Beijing Zhongzhe”) and one of the minority shareholders of HiTek are under common control. As of December 31, 2022, accounts receivable from Beijing Zhongzhe Yuantong Technology Co., Ltd. was $399,465. As of December 31, 2023, it was collected by the Company.

(2)	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd. hardware of $8,480, $11,830 and $52,961 for fiscal year ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the Company has outstanding advances owed to Fengqi (Beijing) Zhineng Technology Co., Ltd., of $nil and $598, respectively. The advances are due on demand and non-interest bearing.